Property, Plant and Equipment: (Tables)	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

 Property, Plant and Equipment

		Accumulated
	Cost	Depreciation	Net
September 30, 2020
Machinery and equipment	$5,608,490	$–	$5,608,490
Furniture and office equipment	526,331	(381,917)	144,414
Transportation equipment	326,788	(148,996)	177,792
Leasehold improvements	29,390	(19,404)	9,986
Mineral property	350,000	–	350,000
	$6,840,999	$(550,317)	$6,290,682

		Accumulated
	Cost	Depreciation	Net
December 31, 2019
Machinery and equipment	$5,609,567	$–	$5,609,567
Furniture and office equipment	479,579	(360,224)	119,355
Transportation equipment	491,025	(132,827)	358,198
Leasehold improvements	51,658	(18,056)	33,602
Mineral property	350,000	–	350,000
	$6,981,829	$(511,107)	$6,470,722